Prepayments and Other Assets, Net	12 Months Ended
Sep. 30, 2024
Prepayments and Other Assets, Net [Abstract]
PREPAYMENTS AND OTHER ASSETS, NET

Note 7 — PREPAYMENTS AND OTHER ASSETS, NET

Prepayments and other assets, net consisted of the following:

	September 30, 2024	September 30, 2023

Prepaid rents	$84,544	$191,339
Prepaid service fee (a)	422,644	597,410
Loans to third parties (b)	990,804	238,134
Advances to vendors (c)	2,344,397	378,152
Advance to employees (d)	77,743	5,491
Security deposits	209,061	202,155
Prepaid board compensation	10,000	16,667
Others (e)	64,718	111,386
Prepayment and other assets, net	$4,203,911	$1,740,734
Including:
Prepayment and other current assets, net	$3,005,505	$1,267,347
Prepayments and other non-current assets, net	$1,198,406	$473,387

(a)	The prepaid service fee mainly represent the prepayment for teaching platform software technical service provided by third party service providers that will be amortized over one to three years.

(b)	Loans to third parties represent the balance of the amount lent to various third parties at an interest rate of 5% per annum for business connection to seek for more tutoring programs.

(c)	Advances to vendors primarily included prepayment for purchase and abroad-study programs.
(d)	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.

(e)	Others primarily included funds deposited in payment platforms such as Alipay and WeChat.

Allowance for credit losses movement:

	September 30, 2024	September 30, 2023

Beginning balance	$-	$-
Provision for security deposits	-	10,378
Write off security deposits	-	(10,378)
Ending balance	$-	$-